Taxes (Details) - Schedule of Taxation in the Statement of Income	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Schedule of Taxation in the Statement of Income [Abstract]
Current	$ 2,817,000	$ 359,959	$ 1,181,056	$ 1,739,988
Deferred
Total	$ 2,817,000	$ 359,959	$ 1,181,056	$ 1,739,988